Income taxes, Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax expense attributable to profit is made up of:
Current income tax	$ 5,849	$ 6,540	$ 5,785
Others	(1,431)	(289)	893
Income tax expense	4,418	$ 6,251	$ 6,678
Taxes payable in Bermuda	$ 0